As filed with the Securities and Exchange Commission on February 26, 2016

Securities Act File No. 333-206288

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (302) 797-2000

(Area Code and Telephone Number)

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Ben Archibald, Esq. BlackRock Advisors, LLC 40 East 52nd Street New York, New York 10022

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of rule 485.

Title of securities being registered: Institutional Shares of Beneficial Interest, no par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing on Form N-14 on October 26, 2015.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Indemnification of Registrant’s Manager, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1)	—	Articles of Incorporation

(a)	—	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-lA (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

(b)	—	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(2) of PEA No. 61.

(c)	—	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

(d)	—	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(2)	—	By-laws

(a)	—	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(3)	—	Voting trust agreements

(a)	—	None.

(4)	—	Plan of Reorganization

(a)	—	Form of Agreement and Plan of Reorganization is incorporated by reference to Appendix II to the Combined Prospectus/Proxy Statement of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-206288), filed on October 26, 2015.

(5)	—	Instruments Defining Rights of Security Holders

(a)	—	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I, Article II (Section 1, Section 2, Section 3 and Section 4) and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(6)	—	Investment Advisory Contracts

(a)	—	Management Agreement between Registrant and BlackRock Advisors, LLC (“BlackRock”) dated July 1, 2011 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 92 to the Registration Statement, filed on February 28, 2012.

(b)	—	Form of Seventh Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Funds For Institutions Series (File No. 33-14190), filed on August 26, 2015.

(c)	—	Form of Waiver Agreement is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 96 to the Registration Statement, filed on February 28, 2014 (“PEA No. 96”).

(7)	—	Underwriting Contracts

(a)	—	Distribution Agreement between Registrant and BlackRock Investments, LLC dated as of October 1, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(8)	—	Bonus or Profit Sharing Contracts

(a)	—	None.

(9)	—	Custodian Agreements

(a)	—	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(b)	—	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 83 to the Registration Statement, filed on February 21, 2007 (“PEA 83”).

(c)	—	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 84 to the Registration Statement, filed on December 21, 2007 (“PEA No. 84”).

(d)	—	Second Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company dated as of September 24, 2007 is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 86 to the Registration Statement, filed on February 22, 2008 (“PEA 86”).

(e)	—	Amendment to Amended and Restated Custodian Services Fee Letter dated as of June 1, 2008 is incorporated by reference to Exhibit (g)(5) of PEA No. 87.

(f)	—	Consent to Assignment among Registrant, BNY Mellon Investment Servicing Trust Company and The Bank of New York Mellon dated December 2, 2011 is incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 94 to the Registration Statement, filed on February 28, 2013.

(10)	—	Rule 12b-1 and Rule 18f-3 Plans

(a)	—	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(1) of PEA No. 87.

(b)	—	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(2) of PEA No. 87.

(c)	—	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(3) of PEA No. 87.

(d)	—	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(4) of PEA No. 87.

(e)	—	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(5) of PEA No. 87.

(f)	—	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated by reference to Exhibit (n) of PEA No. 86.

(11)	—	Legal Opinions

(a)	—	Opinion of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered is incorporated by reference to Exhibit 11(a) of Registrant’s Registration Statement on Form N-14, filed on August 10, 2015 (the “Initial N-14 Registration Statement”).

(12)(a)	—	Opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement is filed herewith.

(13)	—	Other Material Contracts

(a)	—	Amended and Restated Administration Agreement between Registrant, BlackRock and BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc. ) (“BNY MIS”) dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(b)	—	Sub-Administration Agreement dated February 21, 2006 by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

(c)	—	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement, dated February 21, 2006, by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

(d)	—	Form of Fee Letter to Sub-Administration Agreement dated April 1, 2007 is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 84.

(e)	—	Form of Amendment to Sub-Administration Agreement effective July 1, 2011 is incorporated by reference to Exhibit (h)(2)(c) of PEA No. 96.

(f)	—	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(g)	—	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 87.

(h)	—	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

(i)	—	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

(j)	—	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

(k)	—	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

(l)	—	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(14)	—	Consents

(a)	—

Consent of Deloitte & Touche LLP, independent registered public accountant for FFI Institutional Tax-Exempt Fund, Master Institutional Tax-Exempt Portfolio and MuniCash, is incorporated by reference to Exhibit 14(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-206288), filed on October 26, 2015.

(15)	—	Omitted Financial Statement

(a)	—	None.

(16)	—	Power of Attorney

(a)	—	Power of Attorney is incorporated by reference to the signature page of the Initial N-14 Registration Statement.

(17)	—	Additional Exhibits

(a)	—

Prospectus and Statement of Additional Information of MuniCash, each dated February 27, 2015 (incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (File No. 2-47015), filed on February 27, 2015).

(b)	—

Prospectus and Statement of Additional Information of FFI Institutional Tax-Exempt Fund, each dated August 28, 2015 (incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of Funds For Institutions Series on Form N-1A (File No. 33-14190), filed on August 26, 2015).

(c)	—

Annual Report to Shareholders of MuniCash for the fiscal year ended October 31, 2014 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on January 5, 2015).

(d)	—

Semi-Annual Report to Shareholders of MuniCash for the period ended April 30, 2015 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on July 1, 2015).

(e)	—

Annual Report to Shareholders of FFI Institutional Tax-Exempt Fund for the fiscal year ended April 30, 2015 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of Funds For Institutions, filed on July 1, 2015).

Item 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 26, 2016.

BLACKROCK LIQUIDITY FUNDS ON BEHALF OF MUNICASH

BY	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 26, 2016

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 26, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

BARBARA G. NOVICK* (Barbara G. Novick)	Trustee

* By:	/S/ BENJAMIN ARCHIBALD	February 26, 2016
(Benjamin Archibald, Attorney-in-fact)

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.